Tax Free
                               Short/Intermediate
                                Fixed Income Fund
                               SEMI-ANNUAL REPORT
                                December 31, 1999

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
  ----------                                                              --------     --------     -----------
               MUNICIPAL BONDS (97.6%)
               ESCROWED TO MATURITY (a) (6.4%)
  $  500,000   Chicago,Illinois ........................................  01/01/03       6.500%     $   525,195
   1,000,000   Honolulu, Hawaii, City & County .........................  11/01/03       5.250        1,018,670
   1,570,000   Mashantucket Western Pequot Tribe, Connecticut ..........  09/01/03       6.250        1,646,114
   1,000,000   Milwaukee, Wisconsin, Sewer Revenue, Series A ...........  10/01/02       6.700        1,051,460
                                                                                                    -----------
                 TOTAL ESCROWED TO MATURITY (a) ........................                            $ 4,241,439
                                                                                                    -----------
               GENERAL OBLIGATIONS (18.8%)
  $1,000,000   Denver, Colorado, City and County .......................  08/01/03       5.000%     $ 1,010,730
     400,000   District of Columbia* ...................................  06/01/03       4.500          400,000
     350,000   Du Page County, Illinois ................................  01/01/03       5.000          352,905
   1,000,000   El Paso, Texas ..........................................  08/15/01       7.000        1,039,220
   1,000,000   Hawaii State ............................................  11/01/01       5.850        1,021,720
   1,000,000   Honolulu, Hawaii, City & County .........................  07/01/02       7.250        1,058,600
   1,000,000   Massachusetts State .....................................  11/01/01       5.500        1,018,280
   1,000,000   Mississippi State .......................................  06/01/03       5.000        1,009,740
   1,000,000   Pittsburgh, Pennsylvania ................................  03/01/03       5.000        1,008,290
   1,075,000   Round Rock, Texas, Independent School District ..........  08/01/01       7.000        1,115,570
   2,000,000   San Antonio, Texas ......................................  08/01/02       8.000        2,159,680
   1,000,000   Tennessee State .........................................  05/01/03       5.500        1,027,860
     275,000   Washington State ........................................  01/01/01       6.500          281,185
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS .............................                            $12,503,780
                                                                                                    -----------
               MISCELLANEOUS (3.2%)
  $  500,000   Chicago, Illinois, Public Building Community ............  02/01/02       5.000%     $   503,020
   1,390,000   Ohio State Building Authority, Arts Facilities ..........  10/01/02       5.000        1,403,580
     225,000   Ohio State Building Authority, Correctional Facility,
                 Series A ..............................................  10/01/03       5.000          227,356
                                                                                                    -----------
                 TOTAL MISCELLANEOUS ...................................                            $ 2,133,956
                                                                                                    -----------
               PRE-REFUNDED (a) (54.6%)
  $  900,000   Arizona State ...........................................  07/01/02       7.000%     $   957,843
     500,000   Arizona State Transportation ............................  07/01/01       6.350          520,510
     515,000   Augusta, Georgia, Water and Sewer .......................  05/01/02       6.500          544,613
     200,000   Berkeley County, South Carolina, Water & Sewer ..........  06/01/01       7.000          210,676
     250,000   Bucks County, Pennsylvania, Water and Sewer Authority ...  12/01/02       6.750          264,223
   1,000,000   Burke County, Georgia, Development
                 Authority Pollution Control ...........................  01/01/03       7.700        1,109,730
     275,000   Cache County, Utah, School District .....................  06/15/03       5.900          287,532
   1,000,000   Charlotte, North Carolina ...............................  02/01/04       5.800        1,055,060
   1,000,000   Chicago, Illinois .......................................  07/01/02       6.850        1,064,540
     500,000   Chicago, Illinois Center Public Library .................  07/01/02       6.850          532,270
   1,500,000   Connecticut State .......................................  08/15/04       5.900        1,581,795

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
  ----------                                                              --------     --------     -----------
               PRE-REFUNDED (continued)
  $1,500,000   Delaware County, Pennsylvania ...........................  11/15/02       6.000%     $ 1,552,545
     465,000   Delaware Transportation Authority System ................  07/01/01       6.000          475,007
   1,500,000   Denver, Colorado, City and County .......................  11/15/02       7.500        1,639,455
   1,000,000   Harris County, Texas ....................................  10/01/02       5.750        1,027,490
     365,000   Harrisburg, Pennsylvania, City & County .................  09/01/03       5.875          383,589
     900,000   Hawaii State, General Obligation ........................  11/01/01       6.000          930,771
   2,100,000   Illinois Health Facilities Authority ....................  05/01/02       7.250        2,245,509
     415,000   Illinois State Sales Tax ................................  06/15/01       6.000          423,698
   1,007,000   Indiana Transportation Finance Authority ................  11/01/02       6.250        1,066,916
   1,000,000   Indianapolis, Indiana, Public Improvement ...............  01/01/02       6.700        1,057,760
     600,000   Kentucky State Property & Building Commission ...........  08/01/01       6.500          629,388
     500,000   Kentucky State Property & Building Commission ...........  02/01/01       6.875          523,365
     500,000   Maryland State Health Facilities Authority ..............  07/01/01       6.750          525,570
     500,000   Mesa, Arizona ...........................................  07/01/03       5.700          522,505
     230,000   Middlesex County, New Jersey, Utilities Authority Sewer .  03/15/01       6.500          240,120
   1,000,000   Nebraska Public Power District ..........................  01/01/03       6.125        1,058,000
   1,550,000   Nebraska Public Power District ..........................  01/01/03       5.700        1,622,090
   1,705,000   Nevada State ............................................  10/01/02       6.250        1,787,744
     400,000   New York State Dormitory Authority ......................  05/15/02       6.750          426,272
     165,000   New York State Local Government Assistance Corp. ........  04/01/01       7.250          173,747
     140,000   New York State Medical Care Facilities Finance Agency ...  02/15/01       7.500          147,501
   1,400,000   Phoenix, Arizona, Civic Improvement Waste and Water .....  07/01/03       6.125        1,487,500
     500,000   Price Elliot Resh Park, Arizona .........................  07/01/01       7.000          527,440
     305,000   Rhode Island, Convention Center Authority ...............  05/15/01       6.700          319,701
     625,000   Seattle, Washington, Sewer Systems ......................  01/01/03       6.300          663,731
   1,200,000   St. Louis, Missouri .....................................  02/01/02       6.250        1,238,928
   1,000,000   Tucson, Arizona, Street & Highway .......................  07/01/00       6.875        1,023,570
     755,000   University of Pittsburgh, Pennsylvania ..................  06/01/02       6.125          793,958
   2,000,000   Washington State, General Obligation ....................  02/01/02       6.375        2,084,900
     400,000   Washington Suburban Sanitation District, Maryland .......  06/01/01       6.900          420,716
     500,000   Wisconsin State .........................................  05/01/02       6.000          514,980
     555,000   Wisconsin State .........................................  05/01/02       6.300          575,269
                                                                                                    -----------
                 TOTAL PRE-REFUNDED (a) ................................                            $36,238,527
                                                                                                    -----------
               SALES TAX (4.8%)
  $1,110,000   Municipal Assistance Corp., New York ....................  07/01/03       5.250%     $ 1,129,136
   2,000,000   Municipal Assistance Corp., New York ....................  07/01/02       5.000        2,018,220
                                                                                                    -----------
                 TOTAL SALES TAX .......................................                            $ 3,147,356
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
  ----------                                                              --------     --------     -----------
               TRANSPORTATION (1.5%)
  $1,000,000   Illinois State Toll Highway .............................  01/01/04       5.000%     $ 1,003,590
                                                                                                    -----------
               UTILITIES (5.3%)
   $ 740,000   Long Island Power Authority, New York ...................  12/01/02       5.250%         747,570
     700,000   Memphis, Tennessee Electric Systems .....................  01/01/04       5.900          728,707
   1,000,000   Washington State Public Power Supply ....................  07/01/01       7.625        1,043,220
   1,000,000   Washington State Public Power Supply ....................  07/01/02       5.000        1,005,830
                                                                                                    -----------
                 TOTAL UTILITIES .......................................                            $ 3,525,327
                                                                                                    -----------
               WATER/SEWER (3.0%)
  $1,000,000   Dearborn, Michigan, Sewer Disposal System ...............  04/01/03       6.500%     $ 1,053,580
     500,000   Houston, Texas, Water & Sewer Systems ...................  12/01/01       5.600          508,885
     275,000   Massachusetts State Water Resources Authority ...........  12/01/01       6.300          283,767
     150,000   Ocean County, New Jersey, Utilities Authority ...........  01/01/01       6.125          152,822
                                                                                                    -----------
               TOTAL WATER/SEWER .......................................                              1,999,054
                                                                                                    -----------
               TOTAL MUNICIPAL BONDS ...................................                            $64,793,029
                                                                                                    -----------

TOTAL INVESTMENTS, (identified cost $65,633,677) (b) ...................                  97.6%     $64,793,029
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................                   2.4        1,598,420
                                                                                         -----      -----------
NET ASSETS .............................................................                 100.0%     $66,391,449
                                                                                         =====      ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $65,633,677. The aggregate gross unrealized appreciation is $11,844, and the aggregate gross unrealized depreciation is $852,492 resulting in net unrealized depreciation of $840,648.

* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 1999 coupon rate.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999
                                   (unaudited)

ASSETS:
  Investments in securities, at value (identified cost $65,633,677) (Note 1) .......   $64,793,029
  Cash .............................................................................       664,664
  Interest Receivable ..............................................................     1,294,629
                                                                                       -----------
        Total Assets ...............................................................   $66,752,322
                                                                                       -----------

LIABILITIES:
  Payables for:
    Dividends Declared .............................................................       198,662
    Fund shares repurchased ........................................................       102,200
    Investment advisory fee (Note 2) ...............................................        15,048
    Administrative fee (Note 2) ....................................................         9,030
    Shareholder servicing/eligible institution fee (Note 2) ........................        15,048
    Accrued expenses and other liabilities .........................................        20,885
                                                                                       -----------
        Total Liabilities ..........................................................       360,873
                                                                                       -----------

Net Assets .........................................................................   $66,391,449
                                                                                       ===========

Net Assets Consist of:
  Paid-in capital ..................................................................   $67,340,413
  Accumulated net realized loss on investments .....................................      (108,316)
  Net unrealized depreciation on investments .......................................      (840,648)
                                                                                       -----------

Net Assets .........................................................................   $66,391,449
                                                                                       ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($66,391,449 / 6,498,484 shares) .................................................        $10.22
                                                                                            ======

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1999
                                   (unaudited)

INVESTMENT INCOME:
  Income:
    Interest .................................................   $1,508,215
                                                                 ----------

  Expenses:
    Investment advisory fee (Note 2) .........................       90,579
    Shareholder servicing/eligible institution fees (Note 2)..       90,579
    Administrative fee (Note 2) ..............................       54,348
    Professional fees ........................................        9,205
    Custodian fee ............................................       31,574
    Trustees fees and expenses (Note 2) ......................        5,979
    Miscellaneous expenses ...................................       46,581
                                                                 ----------
    Total Expenses ...........................................      328,845
      Expense offset arrangement (Note 3) ....................      (14,676)
                                                                 ----------

      Net Expenses ...........................................      314,169
                                                                 ----------

      Net Investment Income ..................................    1,194,046
                                                                 ==========

NET REALIZED AND UNREALIZED GAIN/LOSS (Notes 1 and 3):
  Net realized gain on investments ...........................       19,859
  Net change in unrealized depreciation on investments .......     (616,565)
                                                                 ----------
         Net Realized and Unrealized Loss ....................     (596,706)
                                                                 ----------
  Net Increase in Net Assets Resulting from Operations .......   $  597,340
                                                                 ==========

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the
                                                                     six months ended        For the
                                                                     December 31, 1999     year ended
                                                                        (unaudited)       June 30, 1999
                                                                     ----------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income ......................................      $  1,194,046        $  3,072,518
    Net realized gain on investments ...........................            19,859             111,710
    Net change in unrealized appreciation (depreciation)
      on investments ...........................................          (616,565)           (778,100)
                                                                      ------------        ------------
    Net increase in net assets resulting from operations .......           597,340           2,406,128
                                                                      ------------        ------------
  Dividends declared from net investment income ................        (1,194,046)         (3,080,799)

  Shares of beneficial interest transactions (Note 4):
    Net proceeds from sales of shares of beneficial interest ...        11,829,365          70,953,619
    Net asset value of shares of beneficial interest issued to
      shareholders in reinvestment of dividends ................           464,493           1,100,833
    Net cost of shares of beneficial interest repurchased ......       (21,024,333)        (75,820,694)
                                                                      ------------        ------------
      Net decrease in net assets resulting from
        shares of beneficial interest transactions .............        (8,730,475)         (3,766,242)
                                                                      ------------        ------------
        Total decrease in net assets ...........................        (9,327,181)         (4,440,913)
NET ASSETS:
  Beginning of period ..........................................        75,718,630          80,159,543
                                                                      ------------        ------------
  End of period ................................................      $ 66,391,449        $ 75,718,630
                                                                      ============        ============

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                               For the
                                          six months ended                   For the years ended June 30,
                                          December 31, 1999    -------------------------------------------------------
                                             (unaudited)       1999        1998       1997         1996         1995
                                          -----------------    ----        ----       ----         ----         ----
Net asset value, beginning of period           $ 10.30       $ 10.40     $ 10.33    $ 10.26      $ 10.28      $ 10.11
Income from investment operations:
   Net investment income ............             0.17          0.35        0.36       0.37         0.37         0.37
   Net realized and unrealized
     gain (loss) on investments .....            (0.08)        (0.10)       0.07       0.07        (0.02)        0.17
Less dividends and distributions:
   Dividends to shareholders from net
     investment income ..............            (0.17)        (0.35)      (0.36)     (0.37)       (0.37)       (0.37)
                                               -------       -------     -------    -------      -------      -------
Net asset value, end of period ......          $ 10.22       $ 10.30     $ 10.40    $ 10.33      $ 10.26      $ 10.28
                                               =======       =======     =======    =======      =======      =======
Total return ........................             0.88%         2.44%       4.25%      4.34%        3.60%        5.42%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted) ................          $66,391       $75,719     $80,160    $55,714      $44,776      $51,828
   Ratio of expenses to average
     net assets (Note 2):
   Total expenses paid by Fund ......             0.87%(2)      0.82%       0.78%      0.70%(1)     0.70%(1)     0.70%(1)
   Expense offset arrangement .......             0.04%(2)      0.01%       0.02%       n/a          n/a          n/a
                                               -------       -------     -------    -------      -------      -------
      Net expenses ..................             0.91%(2)      0.83%       0.80%      0.70%        0.70%        0.70%
   Ratio of net investment income
      to average net assets .........             3.30%(2)      3.37%       3.49%      3.55%        3.51%        3.67%
   Portfolio turnover rate ..........               14%           44%         20%        48%          48%          39%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996 and 1995, would have been 0.96%, 0.90% and 0.99%, respectively. For the same periods, the total return of the Fund would have been 4.16%, 3.40% and 5.13%, respectively. The expense payment agreement terminated on July 1, 1997.

(2)   Annualized.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. Decmeber 31, 1999, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 1999, the Fund incurred $90,579 for advisory services.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1999, the Fund incurred $54,348 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 1999, the Fund incurred $90,579 for shareholder servicing/eligible institution services.

      Trustees' Fees and Expenses. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 1999, the Fund incurred $5,979 for these fees.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.3% to 10.3% of investments. At December 31, 1999, the five largest holdings by state were Illinois 10.3%; Texas 9.0%; Washington 7.8%; Arizona 7.8%; and New York 7.2%. For the six months ended December 31, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $9,841,470 and $13,404,617, respectively. Custody fees for the Fund were reduced by $14,676 as an offset arrangement with the Fund's custodian.

      4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                            For the                For the
                                                       six months ended          year ended
                                                       December 31, 1999        June 30, 1999
                                                       -----------------        -------------
Shares of beneficial interest sold .................        6,498,484             6,798,407
Shares of beneficial interest issued in connection
 with reinvestment of dividends ....................           45,216               105,396
Shares of beneficial interest repurchased ..........       (2,046,943)           (7,265,083)
                                                            ---------             ---------
Net increase (decrease) ............................         (850,856)             (361,280)
                                                            =========             =========

      5. Federal Income Tax Status. At June 30, 1999, the Fund had a net capital loss carryover of approximately $128,000, which is available through June 30, 2004, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.


                                    Tax Free

                               Short/Intermediate

                              Fixed Income Report

                               SEMI-ANNUAL REPORT

                               December 31, 1999